TAX FREE FUND II FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	December 31, 2025 (Unaudited)

Face Amount			Issuer	Coupon	Maturity Date	Value
Puerto Rico Agencies Bonds and Notes - 48.43% of net assets applicable to common shareholders, total cost of $19,652,356
$70,000	A	E	Puerto Rico Electric Power Authority	5.00%	07/01/19	$46,725
120,000	A	E	Puerto Rico Electric Power Authority	5.25%	07/01/18	80,100
45,000	A	E	Puerto Rico Electric Power Authority	5.00%	07/01/18	30,038
752,000		E	Puerto Rico Sales Tax	4.50%	07/01/34	752,013
381,000		E	Puerto Rico Sales Tax	4.55%	07/01/40	381,141
2,793,000		E	Puerto Rico Sales Tax	4.75%	07/01/53	2,632,581
8,520,000		E	Puerto Rico Sales Tax	5.00%	07/01/58	8,202,673
3,864,000		E	Puerto Rico Sales Tax	4.33%	07/01/40	3,780,472
115,000		E	Puerto Rico Sales Tax	4.54%	07/01/53	104,167
3,159,000		E	Puerto Rico Sales Tax	4.78%	07/01/58	2,949,343

$19,819,000						$18,959,253

Puerto Rico Agencies Zero Coupons Bonds - 8.80% of net assets applicable to common shareholders, total cost of $3,406,026
$4,509,000		G	Puerto Rico Sales Tax	0.00%	07/01/46	$1,506,096
7,759,000		G	Puerto Rico Sales Tax	0.00%	07/01/51	1,941,022

$12,268,000						$3,447,119

AFICA Bonds Exempt - 0.96% of net assets applicable to common shareholders, total cost of $1,005,000
$20,000		H	Palmas del Mar Country Club Project	7.00%	12/20/18	$7,492
985,000		H	Palmas del Mar Country Club Project	7.25%	12/20/30	368,981

$1,005,000						$376,473

Principal Outstanding Amount
Mortgage-Backed Securities- 2.06% of net assets applicable to common shareholders, total cost of $1,028,863
$1,028,863	B	D	Doral Financial Participation Certificate 2002 Series A	7.15%	01/01/29	$806,629

Face Amount
US Government, Agency and Instrumentalities - 48.00% of net assets applicable to common shareholders, total cost of $18,764,822
$3,000,000		C	Federal Farm Credit	4.85%	04/28/42	$2,973,414
2,000,000		C	Federal Farm Credit	5.48%	06/27/42	1,972,532
1,500,000			Federal Home Loan Bank	5.75%	11/07/44	1,500,908
3,000,000		C	Federal Home Loan Bank	5.88%	10/21/44	3,001,320
3,500,000			Federal Home Loan Bank	5.87%	04/10/45	3,511,970
2,000,000		C	Federal Home Loan Bank	5.11%	08/15/42	1,979,292
2,100,000			Federal Home Loan Bank	5.20%	09/28/37	2,098,864
1,600,000		C	Federal Home Loan Bank	5.50%	07/15/36	1,750,835

$18,700,000						$18,789,135

US Municipals - 14.07% of net assets applicable to common shareholders, total cost of $5,338,673
$1,745,000			State of Illinois General Obligations	7.10%	07/01/35	$1,881,281
993,673		F	Dormitory Authority of the State of New York	5.29%	03/15/33	1,005,155
2,600,000		F	Dormitory Authority of the State of New York	5.39%	03/15/40	2,620,753

$5,338,673						$5,507,189

Total investments (122.32% of net assets applicable to common shareholders)						$47,885,797
Other Assets and Liabilities, net (-22.32% of net assets applicable to common shareholders)						(8,738,695)

Net assets applicable to common shareholders - 100%						$39,147,102

Securities sold under reverse repurchase agreements - 24.52% of net assets applicable to common shareholders
$9,600,000			Reverse Repurchase Agreements with Santander US Capital Markets			$9,600,000
			4.05% dated December 16, 2025, due January 13, 2026 (Collateralized by a US Government,
			Agency and Instrumentalities with a face value of $10,580,000 and a fair value of $10,656,944; 4.85% - 5.88%,
			with maturity dates from July 15, 2036, to October 21, 2044)

A	These bonds matured and defaulted on their principal and interest payments and are not accruing interest income. However, they are still trading in the open market.

B

Certificates are collateralized by mortgage-backed obligations. They are subject to pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The mortgage loans underlying these trusts securities are guaranteed by the Federal Housing Administration (“FHA”) or by the United States Veterans Administration (“VA”).

This guarantee is subject to complying with certain FHA guidelines in order to be effective.

C	A portion or all of the security has been pledged as collateral for securities sold under reverse repurchase agreements.

D	This security is a private placement and significant unobservable inputs were used in valuing this security. It is classified as Level 3.

E

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus. These bonds are not obligations of the Commonwealth of Puerto Rico.

F	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus.

G	Issued with a zero coupon. Income is recognized through the accretion of discount.

H

AFICA - Puerto Rico Industrial Tourism, Medical, Educational and Environmental Pollution Controls Financing Authority. Revenue bonds payable solely from cash by the underlying project. These bonds are not currently accruing interest income and are classified as Level 3.